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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI             San Diego, California        11/13/08
   -----------------------------    -----------------------    --------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $ 4,673,206
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:
NONE

                                     Page 2
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                           FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN CALL DSCRETN   MANAGERS     SOLE     SHARED   NONE
----------------------------- -------- --------- --------- ----------- --- ---- ------- ----------- ---------- -------- ------
National Semiconductor Corp.     COM   637640103 $ 578,033  33,587,017 SH        SOLE               33,587,017
Baxter International Inc.        COM   071813109 $ 542,730   8,269,542 SH        SOLE                8,269,542
Sovereign Bancorp, Inc.          COM   845905108 $ 232,953  58,975,411 SH        SOLE               58,975,411
Unum Group                       COM   91529Y106 $ 769,544  30,659,106 SH        SOLE               30,659,106
The Home Depot, Inc.             COM   437076102 $ 716,277  27,666,146 SH        SOLE               27,666,146
The Home Depot, Inc.             COM   437076102 $ 232,630   8,985,337 SH        OTHER               8,985,337
Sprint Nextel Corp.              COM   852061100 $ 323,769  53,076,834 SH        SOLE               53,076,834
Capital One Financial Corp.      COM   14040H105 $  91,305   1,790,300 SH        SOLE                1,790,300
Sun Microsystems, Inc.           COM   866810203 $ 152,779  20,102,536 SH        SOLE               20,102,536
Yahoo! Inc.                      COM   984332106 $ 159,926   9,244,292 SH        SOLE                9,244,292
Schering-Plough Corp.            COM   806605101 $  94,529   5,118,000 SH        SOLE                5,118,000
Lexmark International, Inc.      COM   529771107 $  17,430     535,155 SH        SOLE                  535,155
Regis Corp.                      COM   758932107 $   4,914     178,684 SH        SOLE                  178,684
International Rectifier Corp.    COM   460254105 $  23,949   1,259,144 SH        SOLE                1,259,144
SPDR Trust Series 1              COM   78462F103 $ 732,438   6,314,664 SH        SOLE                6,314,664

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